CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		9 Months Ended		206 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,899,158)	$ (3,506,238)	$ (10,218,695)	$ (12,466,453)	$ (136,049,353)
Items not affecting cash:
Depreciation	37,010	46,564	117,337	153,127	1,393,750
Stock-based compensation	10,235	192,964	1,200,722	876,010	22,746,604
Fair value adjustment of asset backed commercial paper					2,332,531
Escrow shares compensation					2,001,832
Mineral property interest paid in stock and warrants					4,052,698
Loss from equity investee	238,988	593,087	731,101	1,882,695	4,649,730
Interest expense	58,705	41,887	166,225	101,857	391,184
Deferred income tax recovery	(204,780)	(968,356)	(1,582,787)	(4,043,118)	(7,110,083)
Gain on sale of mineral property interest		26,033	(104,914)	(99,883)	(1,679,437)
Impairment of mineral property interests		221,522		221,522	531,005
Gain on sale of investments		(1,178,254)		(3,326,275)	(3,326,275)
Other items not affecting cash	(353,194)	(41,887)	(247,774)	(93,396)	(202,357)
Changes in assets and liabilities:
Receivables	(12,909)	(98,071)	248,748	(30,396)	(81,305)
Prepaid expenses	(844)	(707,352)	554,350	(227,197)	(296,211)
Other assets	(16,699)		(49,201)		(49,201)
Accounts payable and accrued liabilities	(121,790)	(825,203)	(1,315,620)	414,504	196,874
Net cash used in operating activities	(2,264,436)	(6,203,304)	(10,500,508)	(16,637,003)	(110,498,014)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of capital stock		206,616	1,628,583	608,466	131,003,994
Share issue costs			(108,058)		(4,866,271)
Net cash provided by financing activities		206,616	1,520,525	608,466	126,137,723
CASH FLOWS FROM INVESTING ACTIVITIES
Cash acquired on acquisition of PacMag Metals Limited					837,263
Mineral property interest	(1,700,000)		(3,910,000)		(4,904,610)
Reclamation deposits	(207,962)		(207,962)	(62,819)	(419,150)
Short term investments			5,076,271
Purchase of asset backed commercial paper					(4,031,122)
Acquisition of PacMag Metals Limited					(7,465,495)
Acquisition of equipment	(16,173)	(22,752)	(33,480)	(223,019)	(2,121,199)
Proceeds from sale of mineral property interest			104,914	125,916	1,596,305
Proceeds from sale of investments		2,727,407		5,901,615	5,734,895
Net cash provided by (used in) investing activities	(1,924,135)	2,704,655	1,029,743	5,741,693	(10,773,113)
Effect of foreign currency translation on cash and cash equivalents	275,241	(1,509,277)	44,974	(531,965)	1,740,336
Change in cash and cash equivalents during the period	(3,913,330)	(4,801,310)	(7,905,266)	(10,818,809)	6,606,932
Cash and cash equivalents, beginning of period	10,520,262	15,278,670	14,512,198	21,296,169
Cash and cash equivalents, end of period	6,606,932	10,477,360	6,606,932	10,477,360	6,606,932
Cash paid for interest during the period
Cash paid for income taxes during the period